Share-based compensation	12 Months Ended
Dec. 31, 2020
Share-Based Payment Arrangements [Abstract]
Share-based compensation
2020-2022 Long Term Incentive Plan
In December 2019, FCA’s Board of Directors approved the 2020-2022 Long-Term Incentive Plan (“2020-2022 LTIP”), under the framework equity incentive plan. Refer to Note 26, Equity for further information on the framework equity incentive plan. During May 2020, FCA awarded a total of 7.0 million Performance Share Units (“PSU”) and 4.5 million Restricted Share Units (“RSU”) to eligible employees under the 2020-2022 LTIP.
The PSU awards, which represented the right to receive FCA common shares, had an Adjusted EBIT target as well as a total shareholder return (“TSR”) target, with each weighted at 50 percent and settled independently of the other. Half of the awards were expected to vest based on achievement of the FCA targets for Adjusted EBIT (“2020 PSU Adjusted EBIT awards”), covering a three year period from January 1, 2020 to December 31, 2022, with a payout ranging from 0 percent to 100 percent. The remaining half of the PSU awards (“2020 PSU TSR awards”) were expected to vest based on market conditions over a three year performance period from January 1, 2020 through December 31, 2022, with a payout scale ranging from 0 percent to 225 percent. Accordingly, the total number of shares that were expected to eventually be issued could vary from the original award of 7.0 million units. If the performance goals for the respective periods are met, the PSU awards were expected to vest in one tranche in the second quarter of 2023.
The RSU awards (“2020 RSU awards”), which represented the right to receive FCA common shares, were expected to vest in the second quarter of year 2023.
Additional Grants
In addition to the grants above, during June and July 2020 FCA also awarded 0.1 million PSU awards to certain key employees of FCA. The PSU awards, which represented the right to receive FCA common shares, had the same financial performance goals as the 2020 PSU Adjusted EBIT awards and 2020 PSU TSR awards, as described above. These awards were expected to vest in one tranche in the second quarter of 2023 if the respective performance goals for the period January 1, 2020 to December 31, 2022 are achieved.
During June and July 2020, FCA also awarded an additional 0.1 million RSU awards to certain key employees of the Company. These additional awards were expected to vest in one tranche in the second quarter of 2023.
2019-2021 Long Term Incentive Plan
In December 2018, FCA’s Board of Directors approved the 2019-2021 Long-Term Incentive Plan (“2019-2021 LTIP”), under the framework equity incentive plan. During May 2019, FCA awarded a total of 9.5 million PSU and 5.9 million RSU to eligible employees under the 2019-2021 LTIP.
The PSU awards, which represented the right to receive FCA common shares, had an Adjusted EBIT target as well as a TSR target, with each weighted at 50 percent and settled independently of the other. Half of the awards were expected to vest based on achievement of the targets for Adjusted EBIT (“2019 PSU Adjusted EBIT awards”), covering a three year period from January 1, 2019 to December 31, 2021, with a payout ranging from 0 percent to 100 percent. The remaining half of the PSU awards (“2019 PSU TSR awards”) were expected to vest based on market conditions over a three year performance period from January 1, 2019 through December 31, 2021, with a payout scale ranging from 0 percent to 225 percent. Accordingly, the total number of shares that were expected to eventually be issued could vary from the original award of 9.5 million units. One third of the PSU awards vested in the second quarter of 2020, with achievement of performance goals for the period January 1, 2019 to December 31, 2019, and if the performance goals for the respective periods are met, a cumulative two-thirds in the second quarter of 2021 and a cumulative 100 percent in the second quarter of 2022.
The RSU awards (“2019 RSU awards”), which represented the right to receive FCA common shares. One third of the awards vested in the second quarter of 2020, with the remaining awards were expected to vest in two equal tranches in the second quarter of each year 2021 and 2022.
Additional Grants
In addition to the grants above, during May and July 2019 FCA also awarded 0.9 million PSU awards to certain key employees of the Company. The PSU awards, which represented the right to receive FCA common shares, had the same financial performance goals as the 2019 PSU Adjusted EBIT awards and 2019 PSU TSR awards, as described above. These awards were expected vest in one tranche in the second quarter of 2022 if the respective performance goals for the period January 1, 2019 to December 31, 2021 are achieved.
During May and July 2019, FCA also awarded an additional 0.4 million RSU awards to certain key employees of the Company. These additional awards were expected to vest in one tranche in the second quarter of 2022.
2017-2021 Long Term Incentive Plan
During the year ended December 31, 2018, FCA awarded a total of 2.40 million PSU awards and 0.58 million RSU awards to certain key employees under the 2017-2021 Long-Term Incentive Plan, and under the framework equity incentive plan.
The PSU awards, which represented the right to receive FCA common shares, included a TSR target (“2018 PSU TSR awards”). These awards were expected to vest based upon market conditions covering a five year performance period from January 1, 2017 through December 31, 2021. Accordingly, the total number of shares that will eventually be issued may vary from the original award of 2.40 million units. The original vesting schedule allowed for one third of the total PSU TSR awards to vest in the first quarter of 2020, a cumulative two-thirds in the first quarter of 2021 and a cumulative 100 percent in the first quarter of 2022 if the respective performance goals for the years 2017 to 2019, 2017 to 2020 and 2017 to 2021 were achieved.
Part of the 2019 PSU TSR awards granted in May 2019 (“Replacement awards”) were considered to be a replacement of certain of the 2018 PSU TSR awards. Under the modified terms of the 2018 PSU TSR awards, 60 percent of the 2018 PSU TSR awards were replaced with the Replacement awards and the remaining 40 percent of 2018 PSU TSR awards have vested at target during the second quarter of 2020.
The RSU awards, which represented the right to receive FCA common shares, one third of the award has vested in 2019, one third of the award has vested in 2020, with the remaining one third vesting in 2021.
2016-2018 Long Term Incentive Plan
During the year ended December 31, 2017, FCA awarded a total of 2.26 million PSU awards and 2.29 million RSU awards to certain key employees under the 2016-2018 Long-Term Incentive Plan, and under the framework equity incentive plan.
The PSU awards, which represented the right to receive FCA common shares, had financial performance goals that included a net income target as well as total shareholder return target, with each weighted at 50 percent and settled independently of the other. Half of the award vested based on achievement of the targets for net income (“2017 PSU NI awards”) covering a three year period from 2016 to 2018 and had a payout scale ranging from 0 percent to 100 percent. The remaining half of the PSU awards (“2017 PSU TSR awards”) were based on market conditions and had a payout scale ranging from 0 percent to 150 percent. The PSU TSR awards performance period covered a two year period starting in December 2016 through 2018. Accordingly, the total number of shares that were issued did vary from the original award of 2.26 million units. The PSU awards have vested in 2019 with the achievement of the performance goals for the years 2016 to 2018.
The RSU awards, which represented the right to receive FCA common shares, have vested in two equal tranches in 2018 and 2019.
2014-2018 Long Term Incentive Plan
During the year ended December 31, 2015, FCA awarded a total of 14.71 million PSU awards and 5.20 million RSU awards to certain key employees under the 2014-2018 Long Term Incentive Plan (“2014-2018 LTIP”), and under the framework equity incentive plan.
The PSU awards, which represented the right to receive FCA common shares, had financial performance goals covering a five year period from 2014 to 2018. The performance goals included a net income target as well as a TSR target, with each weighted at 50 percent and settled independently of the other. Half of the awards vested based on achievement of the targets for net income and had a payout scale ranging from 0 percent to 100 percent (“2015 PSU NI awards”). The remaining half of the awards are based on market conditions and had a payout scale ranging from 0 percent to 150 percent (“2015 PSU TSR awards”). Accordingly, the total number of shares that were issued did vary from the original award of 14.71 million shares. One third of the total PSU awards vested in 2017, a cumulative two-thirds of the total PSU awards vested in the first quarter of 2018 with the achievement of the performance goal for the years 2014 to 2017 and a cumulative 100 percent vested in 2019 with the achievement of the performance goals for the years 2014 to 2018.
The RSUs, which represented the right to receive FCA common shares, vested in three equal tranches. One third of the awards vested in the first quarter of 2017, and a cumulative two-thirds of the awards vested in the first quarter 2018 with the remaining tranche vested in the first quarter of 2019.
Additional Grants
In addition to the above, during the year ended December 31, 2016, FCA awarded 0.09 million RSU awards to certain key employees of the Company under the 2014-2018 LTIP, which represented the right to receive FCA common shares. Half of the awards vested in the first quarter of 2018 and the remaining half of these awards vested in the first quarter of 2019.
In addition to the above, during the year ended December 31, 2018, FCA awarded an additional 0.1 million PSU awards and 0.05 million RSU awards to certain key employees, under the 2014-2018 LTIP. The PSU awards, which represented the right to receive FCA common shares, had the same financial performance goals as the 2015 PSU NI awards and the 2015 PSU TSR awards, as described above. A cumulative 100 percent has vested in the first quarter of 2019 with the achievement of the performance goals for the years 2014 to 2018. The RSU awards, which represented the right to receive FCA common shares, have vested in the first quarter of 2019.
Other Restricted Share Unit Grants
During the year ended December 31, 2020, FCA awarded 1.0 million RSU awards to certain key employees of the Company, which represented the right to receive FCA common shares. A portion of these awards vested in 2020, with the remaining portion expected to vest in 2021 and 2022 in accordance with the award agreements.
During the year ended December 31, 2019, FCA awarded 0.8 million RSU awards to certain key employees of the Company, which represented the right to receive FCA common shares. A portion of these awards vested in 2019 and 2020 with the remaining portion expected to vested in 2021 and 2022 in accordance with the award agreements.
PSU NI Awards
Changes during 2020, 2019 and 2018 for the PSU NI awards under the framework equity incentive plan were as follows:

	2020		2019		2018
	PSU NI	Weighted average fair value at the grant date (€)	PSU NI	Weighted average fair value at the grant date (€)	PSU NI	Weighted average fair value at the grant date (€)
Outstanding shares unvested at January 1	262,384	€4.91	4,568,830	€6.14	8,803,826	€5.89
Anti-dilution adjustment	—	—	25,516	4.91	32,855	5.87
Granted	—	—	—	—	71,136	9.73
Vested	(236,868)	4.90	(4,295,593)	6.24	(3,857,502)	5.58
Canceled	—	—	—	—	—	—
Forfeited	(25,516)	4.90	(36,369)	6.62	(481,485)	6.27
Outstanding shares unvested at December 31	—	€—	262,384	€4.91	4,568,830	€6.14
The vesting of the 2017 PSU NI awards and the 2015 PSU NI awards has been determined by comparing the FCA Group's net profit excluding unusual items to the net income targets derived from the FCA Group's business plan for the corresponding period. The performance period commenced on January 1, 2016 for the 2017 PSU NI awards and January 1, 2014 for the 2015 PSU NI awards. As the performance period commenced substantially prior to the commencement of the service period, which coincided with the grant date, the Company determined that the net income target did not meet the definition of a performance condition under IFRS 2 - Share-based Payment, and therefore is required to be accounted for as a non-vesting condition. As such, the fair values of the PSU NI awards were calculated using a Monte Carlo simulation model.
The key assumptions utilized to calculate the grant-date fair values for the PSU NI awards are summarized below:

Key assumptions	2017 PSU NI Awards Range	2015 PSU NI Awards Range
Grant date stock price	€9.74 - €10.39	€13.44 - €15.21
Expected volatility	40%	40%
Risk-free rate	(0.8)%	0.7%
The expected volatility was based on the observed historical volatility for common shares of FCA. The risk-free rate was based on the yields of government and treasury bonds with similar terms to the vesting date of each PSU NI award.
PSU Adjusted EBIT Awards
Changes during 2020 and 2019 for the PSU Adjusted EBIT awards under the framework equity incentive plan were as follows:

	2020		2019
	PSU Adjusted EBIT	Weighted average fair value at the grant date (€)	PSU Adjusted EBIT	Weighted average fair value at the grant date (€)
Outstanding shares unvested at January 1	5,560,639	€10.19	€—	€—
Anti-dilution adjustment	—	—	524,308	10.18
Granted	3,629,656	6.40	5,182,071	11.26
Vested	(1,189,222)	10.18	—	—
Canceled	—	—	—	—
Forfeited	(827,001)	9.86	(145,740)	11.28
Outstanding shares unvested at December 31	7,174,072	€8.32	5,560,639	€10.19
The fair values of the PSU Adjusted EBIT awards that were granted during the years ended December 31, 2020 and 2019 were measured using the FCA stock price on the grant date, adjusted for expected dividends at a constant yield as PSU awards do not have the right to receive ordinary dividends prior to vesting.
PSU TSR Awards
Changes during 2020, 2019 and 2018 for the PSU TSR awards under the framework equity incentive plan were as follows:

	2020		2019		2018
	PSU TSR	Weighted average fair value at the grant date (€)	PSU TSR	Weighted average fair value at the grant date (€)	PSU TSR	Weighted average fair value at the grant date (€)
Outstanding shares unvested at January 1	6,797,491	€10.61	6,926,413	€11.42	8,803,827	€10.58
Anti-dilution adjustment	—	—	644,588	10.60	32,855	10.54
Granted	3,629,656	3.92	5,189,237	11.58	2,473,637	13.15
Vested	(2,421,734)	10.83	(4,295,594)	10.67	(3,857,502)	10.51
Canceled	—	—	(1,385,046)	12.99	—	—
Forfeited	(831,326)	9.91	(282,107)	11.94	(526,404)	11.50
Outstanding shares unvested at December 31	7,174,087	€7.23	6,797,491	€10.61	6,926,413	€11.42
The weighted average fair value of the PSU TSR awards granted during the years ended December 31, 2018, 2017 and 2015 were calculated using a Monte Carlo simulation model. The weighted average fair value of the PSU TSR awards granted during the years ended December 31, 2020 and 2019 were calculated using a Monte Carlo Simulation, adjusted for expected dividends at a constant yield as PSU awards do not have the right to receive ordinary dividends prior to vesting.
In accordance with IFRS 2 - Share-based Payment, the 2018 PSU TSR awards were modified and remeasured at the grant date of the Replacement awards, using a Monte Carlo Simulation. Only the incremental amount, which is the difference between the fair value of the 2018 PSU TSR and the fair value of the Replacement awards, will be recognized as an expense over the term of the Replacement awards.
The key assumptions utilized to calculate the grant date fair values for the PSU TSR awards issued are summarized below:

Key assumptions	2020 PSU TSR Awards Range	2019 PSU TSR Awards Range	2018 PSU TSR Awards Range	2017 PSU TSR Awards Range	2015 PSU TSR Awards Range
Grant date stock price	€7.38	€13.10	€18.79	€9.74 - €10.39	€13.44 - €15.21
Expected volatility	40%	39%	41%	44%	37% - 39%
Dividend yield	5%	5%	—%	—%	—%
Risk-free rate	(0.7)%	(0.7)%	(0.3)%	(0.8)%	0.7% - 0.8%
The expected volatility was based on the observed historical volatility for common shares of FCA. The risk-free rate was based on the yields of government and treasury bonds with similar terms to the vesting date of each PSU TSR award. In addition, since the volatility of each member of the defined peer group are not wholly independent of one another, a correlation coefficient was developed based on historical share price changes for FCA and the defined peer group over a three-year period leading up to the grant date of the awards.
Restricted Share Units
Changes during 2020, 2019 and 2018 for the RSU awards under the framework equity incentive plan were as follows:

	2020		2019		2018
	RSUs	Weighted average fair value at the grant date (€)	RSUs	Weighted average fair value at the grant date (€)	RSUs	Weighted average fair value at the grant date (€)
Outstanding shares unvested at January 1	8,153,039	€10.51	4,290,986	€10.47	7,600,313	€9.17
Anti-dilution adjustment	—	—	761,529	10.49	28,299	9.12
Granted	5,654,588	6.59	7,160,764	11.35	627,081	18.54
Vested	(3,228,967)	10.24	(3,347,345)	9.93	(3,690,050)	9.09
Canceled	—	—	—	—	—	—
Forfeited	(715,489)	9.12	(712,895)	10.05	(274,657)	10.28
Outstanding shares unvested at December 31	9,863,171	€8.46	8,153,039	€10.51	4,290,986	€10.47
The weighted average fair value of the RSU awards that were granted in December 31, 2018, 2017, 2016 and 2015, were measured using the FCA stock price on the grant date. The weighted average fair value of the RSU awards that were granted during the years ended December 31, 2020 and 2019 were measured using the FCA stock price on the grant date, adjusted for expected dividends at a constant yield as RSU awards do not have the right to receive ordinary dividends prior to vesting.
Modification to PSU awards and RSU awards to certain key employees
During the year ended December 31, 2020, in connection with the planned merger with Groupe PSA, FCA’s board of directors approved a modification to the PSU and RSU awards that were granted to certain key employees, under the framework equity incentive plan. All outstanding PSU and RSU awards granted to these employees and outstanding at the merger date have been replaced with cash-settled awards, which vest upon the merger and are payable on specified dates after the closing of the merger. In accordance with the requirements of IFRS 2 - Share-based payment, a liability of €51 million was accrued within Employee benefits liabilities, representing the fair value of these cash-settled awards as measured at December 31, 2020.
Anti-dilution adjustments - PSU awards and RSU awards
The documents governing FCA's long-term incentive plans contained anti-dilution provisions which provided for an adjustment to the number of awards granted under the plans in order to preserve, or alternatively prevent the enlargement of, the benefits intended to be made available to the recipients of the awards should an event occur that impacted FCA’s capital structure.
In December 2019, the Compensation Committee approved a conversion factor of 1.107723 that was applied to outstanding awards under the Long Term Incentive Plan to make equity award holders whole for the resulting diminution in the value of an FCA common share as a result of the payment of an extraordinary cash distribution to holders of FCA common shares on May 30, 2019. There was no change to the total cost of these awards to be amortized over the remaining vesting period as a result of these adjustments.
In January 2018, as a result of the distribution of the Company's entire interest in GEDI Gruppo Editoriale S.p.A. to holders of FCA common shares on July 2, 2017, the Compensation Committee approved a conversion factor of 1.003733 that was applied to outstanding awards under the Long Term Incentive Plan to make equity award holders whole for the resulting diminution in the value of an FCA common share. There was no change to the total cost of these awards to be amortized over the remaining vesting period as a result of these adjustments.
Similarly, in January 2017, as a result of the distribution of the Company's 16.7 percent ownership interest in RCS Media Group S.p.A. to holders of its common shares on May 1, 2016, the Compensation Committee approved a conversion factor of 1.005865 that was applied to outstanding PSU awards and RSU awards issued prior to December 31, 2016 to make equity award holders whole for the resulting diminution in the value of an FCA common share. There was no change to the total cost of these awards to be amortized over the remaining vesting period as a result of these adjustments.
Similarly, in January 2016, as a result of the spin-off of Ferrari N.V., a conversion factor of 1.5440 was approved by the Compensation Committee and applied to outstanding PSU awards and RSU awards as an equitable adjustment to make equity award holders whole for the resulting diminution in the value of an FCA share. For the PSU NI awards, the Compensation Committee also approved an adjustment to the net income targets for the years 2016-2018 to account for the net income of Ferrari in order to preserve the economic benefit intended to be provided to each participant. There was no change to the total cost of these awards to be amortized over the remaining vesting period as a result of these adjustments.
The following table reflects the changes resulting from the anti-dilution adjustments:

	2019 Anti-dilution adjustment	2018 Anti-dilution adjustment	2017 Anti-dilution adjustment	2016 Anti-dilution adjustment
PSU Awards:
Number of awards - as adjusted	12,620,514	17,673,363	22,890,392	22,717,024
Key assumptions - as adjusted: Grant date stock price - for PSU NI, PSU TSR and PSU Adjusted EBIT	€8.79 - €16.96	€5.71 - €10.35	€8.66 - €9.79	€8.71 - €9.85
RSU Awards:
Number of awards - as adjusted	8,153,039	7,628,612	8,015,812	8,023,472
Share-based Compensation Expense
Total expense for the PSU awards and RSU awards of approximately €98 million, €92 million and €54 million was recorded for the years ended December 31, 2020, 2019 and 2018, respectively. At December 31, 2020, the FCA Group had unrecognized compensation expense related to the non-vested PSU awards and RSU awards of approximately €58 million based on current forfeiture assumptions, which will be recognized over a weighted-average period of 1.66 years.